Northern Lights Fund Trust

CMG Managed High Yield Fund

Incorporated herein by reference is the definitive version of the supplement for CMG Managed High Yield Fund filed pursuant to Rule 497 (e) under the Securities Act of 1933, as amended, on November 7, 2014, (SEC Accession No. 0000910472-14-004919).